Additional Information-Financial Statement Schedule I - Condensed Financial Information of Balance Sheets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents		¥ 2,117,006	$ 332,204	¥ 721,462	¥ 1,673,091
Short-term investments		113,757	17,853	3,717,900
Prepaid expenses and other current assets		229,662	36,038	261,182
TOTAL ASSETS		2,527,056	396,550	5,430,335
Current liabilities
Other current liabilities		91,477	14,355	430,826
TOTAL LIABILITIES		3,374,088	529,468	5,650,658
MEZZANINE EQUITY				6,220,779	3,543,812	¥ 2,246,414
SHAREHOLDERS’ DEFICIT
Ordinary shares	[1]			20
Accumulated other comprehensive loss		(138,873)	(21,792)	(86,032)
Accumulated deficit		(9,864,477)	(1,547,952)	(6,355,090)
TOTAL SHAREHOLDERS’ DEFICIT		(847,032)	(132,918)	(6,441,102)	¥ (4,344,743)	¥ (2,365,459)
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	[1]	77	12
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	[1]	12	2
Parent
Current assets
Cash and cash equivalents		1,124	175	962
Short-term investments		63,757	10,005	2,109,629
Prepaid expenses and other current assets		553	88	52
TOTAL ASSETS		65,434	10,268	2,110,643
Current liabilities
Amounts due to Zhangmen Group Companies		4,213	661
Other current liabilities				17,840
Deficits of investments in subsidiaries, VIEs and VIEs’ subsidiaries		908,253	142,525	2,313,126
TOTAL LIABILITIES		912,466	143,186	2,330,966
MEZZANINE EQUITY				6,220,779
SHAREHOLDERS’ DEFICIT
Ordinary shares	[2]			20
Additional paid-in capital		9,156,229	1,436,812
Accumulated other comprehensive loss		(138,873)	(21,792)	(86,032)
Accumulated deficit		(9,864,477)	(1,547,952)	(6,355,090)
TOTAL SHAREHOLDERS’ DEFICIT		(847,032)	(132,918)	(6,441,102)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT		65,434	10,268	¥ 2,110,643
Parent | Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	[2]	77	12
Parent | Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	[2]	¥ 12	$ 2

[1]	The Company declared a Redesignation (Note 1) of Ordinary Shares into Class A Ordinary Shares and Class B Ordinary Shares on a one-on-one basis immediately prior to the initial public offering (“IPO”). The accompanying notes are an integral part of the consolidated financial statements.
[2]	The Company declared a Redesignation (Note 1) of Ordinary Shares into Class A Ordinary Shares and Class B Ordinary Shares on a one-on-one basis immediately prior to the initial public offering (“IPO”).